Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2014
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2013 and 2014.

	Yen (millions)
	2013	2014
Finance subsidiaries-receivables, net	¥713,631	¥872,621
Restricted cash*[1]	20,885	27,468
Other assets	1,545	1,462

Total assets	¥736,061	¥901,551

Secured debt*[2]	¥718,980	¥877,054
Other liabilities	237	249

Total liabilities	¥719,217	¥877,303

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.

*[2]	Secured debt is included in short-term, current portion of long-term and long-term debt on the consolidated balance sheets.